Business Segments	12 Months Ended
Aug. 27, 2016
Segment Reporting [Abstract]
Business Segments
Business Segments
We report segment information based on the "management" approach defined in ASC 280, Segment Reporting. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of our reportable segments.

In the first quarter of Fiscal 2017, we revised our reporting segments. Previously we had one reporting segment which included all recreational vehicle products and services. With the acquisition of Grand Design in the first quarter of Fiscal 2017, we expanded the number of reporting segments to two: (1) Motorized products and services and (2) Towable products and services. The Towable segment includes all products which are not motorized and are generally towed by another vehicle. The Motorized segment includes all products that include a motorized chassis as well as other related manufactured products. Prior year segment information has been restated to conform to the current reporting segment presentation.

We organize our business reporting on a product basis. Each reportable segment is managed separately to better align to our customers, distribution partners and the unique market dynamics of the product groups. The accounting policies of both reportable segments are the same and described in Note 1, "Summary of Significant Accounting Policies".

We evaluate the performance of our reportable segments based on Adjusted EBITDA. Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization and other adjustments made in order to present comparable results from period to period. Examples of items excluded from Adjusted EBITDA include the postretirement health care benefit income resulting from the plan amendments over the past several years, favorable legal settlements including our Fiscal 2016 Australia trademark settlement, and transaction costs related to our pending acquisition of Grand Design RV.

The following table shows information by reporting segment for Fiscal 2016, Fiscal 2015 and Fiscal 2014:

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Net revenues
Motorized	$885,814	$904,821	$887,040
Towable	89,412	71,684	58,123
Consolidated	$975,226	$976,505	$945,163

Adjusted EBITDA
Motorized	$57,365	$57,102	$61,974
Towable	4,952	2,767	1,359
Consolidated	$62,317	$59,869	$63,333

Capital Expenditures
Motorized	$23,920	$10,923	$10,383
Towable	631	5,650	93
Consolidated	$24,551	$16,573	$10,476

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015
Total Assets
Motorized	$368,941	$339,392
Towable	21,777	22,782
Consolidated	$390,718	$362,174

Reconciliation of net income to consolidated Adjusted EBITDA:

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Net income	$45,496	$41,210	$45,053
Interest expense	—	10	—
Provision for income taxes	20,702	18,324	19,624
Depreciation and amortization	5,745	4,513	3,997
EBITDA	71,943	64,057	68,674
Postretirement health care benefit income	(6,124)	(4,073)	(4,573)
Legal settlement	(3,400)	—	—
Transaction costs	355	—	—
Non-operating income	(457)	(115)	(768)
Adjusted EBITDA	$62,317	$59,869	$63,333

Net revenue by geographic area:

	Year Ended
(In thousands)	August 27, 2016		August 29, 2015		August 30, 2014
United States	$940,230	96.4%	$920,315	94.2%	$873,910	92.5%
International	34,996	3.6%	56,190	5.8%	71,253	7.5%
Total net revenues	$975,226	100.0%	$976,505	100.0%	$945,163	100.0%